Interim Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Statement of Cash Flows [Abstract]
Net income/(loss)	$ (654)	$ (832)	$ 598
Adjustment:
Depreciation of property, plant and equipment	265	337	335
Amortization of right-of-use assets	83	106	106
Addition of allowance for expected credit losses			17
Change in fair value in financial instrument			49
Changes in operating assets:
Decrease/ (increase) in inventories	(637)	(810)	1,175
(Increase)/decrease of accounts receivable, prepaid expenses and other current assets, net	1,762	2,242	(526)
Decrease of accounts payable, accruals and other current liabilities	(281)	(357)	(382)
Decrease of contract liabilities	(362)	(461)	(1,899)
Repayment of lease liabilities	(121)	(154)	(154)
Income taxes payables	(41)	(52)
Cash (used in)/ provided by operating activities	14	19	(681)
Additions of financial instrument			(303)
Purchase of property, plant and equipment	(96)	(122)	(116)
Cash used in investing activities	(96)	(122)	(419)
Proceed from bank loans			1,000
Repayment of bank loans	(512)	(651)	(153)
Cash provided by/(used in) financing activities	(512)	(651)	847
Foreign currency effect	36	45	(29)
Net change in cash and cash equivalents	(558)	(709)	(282)
Cash and cash equivalents as of beginning of the period	4,515	5,742	5,089
Cash and cash equivalents as of the end of the period	3,957	5,033	4,807
Supplementary Cash Flows Information
Cash paid for interest	187	238	236
Cash paid for taxes	$ 55	$ 70	$ 126